4. Operating segments	12 Months Ended
Dec. 31, 2019
Operating Segments
Operating segments

The following provides summarized information of the operating segments for the years ended December 31, 2019, 2018 and 2017:

2019	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	32,118,483	3,045,780	30,024,854	1,674,019	(30,902,352)	35,960,784
Cost of sales	(17,637,834)	(728,031)	(22,336,691)	(1,090,658)	22,836,540	(18,956,674)
Administrative and selling expenses	(2,363,535)	(269,870)	(3,925,748)	-	3,925,748	(2,633,405)
Other operating income	18,246,996	84,528	1,147,076	21,680	(1,147,076)	18,353,204
Other operating expenses	(13,676)	(253,440)	(37,761)	(3,638)	37,761	(270,754)
Impairment of property, plant and equipment and intangible assets	(4,404,442)	-	-	-	-	(4,404,442)

Operating income	25,945,992	1,878,967	4,871,730	601,403	(5,249,379)	28,048,713

Other (expenses) income	(17,701,140)	(2,756,412)	(1,938,960)	(161,921)	3,170,575	(19,387,858)

Net income for the segment	8,244,852	(877,445)	2,932,770	439,482	(2,078,804)	8,660,855
Share in the net income for the segment	8,244,852	(877,445)	1,047,213	246,235	-	8,660,855

2018	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	20,323,323	921,939	26,306,641	1,697,151	(27,304,293)	21,944,761
Cost of sales	(9,208,981)	(271,617)	(17,463,403)	(1,020,126)	17,985,484	(9,978,643)
Administrative and selling expenses	(1,981,869)	(155,380)	(3,113,691)	-	3,113,691	(2,137,249)
Other operating income	20,202,668	115,074	354,251	23,273	(354,251)	20,341,015
Other operating expenses	(92,676)	(109,556)	(86,149)	(2,182)	86,149	(204,414)
CVO receivables update	16,947,737	-	-	-	-	16,947,737

Operating income	46,190,202	500,460	5,997,649	698,116	(6,473,220)	46,913,207

Other (expenses) income	(18,591,109)	(2,680,494)	(1,766,571)	(223,892)	2,360,781	(20,901,285)

Net income for the segment	27,599,093	(2,180,034)	4,231,078	474,224	(4,112,439)	26,011,922
Share in the net income for the segment	27,599,093	(2,180,034)	392,480	200,383	-	26,011,922

2017	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1)	Others (1)	Adjustments and Eliminations	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	14,827,241	-	16,276,782	1,140,257	(17,417,039)	14,827,241
Cost of sales	(7,997,976)	-	(11,477,562)	(731,478)	12,209,040	(7,997,976)
Administrative and selling expenses	(1,576,650)	(48,216)	(2,634,414)	-	2,634,414	(1,624,866)
Other operating income	1,415,872	14,865	5,289,224	-	(5,289,224)	1,430,737
Other operating expenses	(199,642)	(15,936)	(72,944)	-	72,944	(215,578)

Operating income	6,468,845	(49,287)	7,381,086	408,779	(7,789,865)	6,419,558

Other (expenses) income	(1,212,375)	(133,091)	(879,511)	(80,307)	2,763,834	458,550

Net income for the segment	5,256,470	(182,378)	6,501,575	328,472	(5,026,031)	6,878,108
Share in the net income for the segment	5,256,470	(182,378)	1,700,048	103,968	-	6,878,108

(1)	Includes information from associates.

(2)	Includes income (expenses) related to resale of gas transport and distribution capacity.

Major customers

During the years ended December 31, 2019, 2018 and 2017 revenues from CAMMESA amounted to 96%, 93% and 95%, respectively, from total Group revenues.